Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements are prepared

and presented in accordance with United States
Generally Accepted Accounting Principles (“USGAAP”)

and, in the opinion of management, include all
adjustments that are of a recurring nature and necessary

to fairly state the financial position of Emera.

All dollar amounts are presented in Canadian dollars (“CAD”),

unless otherwise indicated.

Principles of Consolidation
Principles of Consolidation
These consolidated financial statements include the accounts of Emera Incorporated, its majority-owned
subsidiaries, and a variable interest entity (“VIE”) in which

Emera is the primary beneficiary.

Emera uses
the equity method of accounting to record investments

in which the Company has the ability to exercise
significant influence, and for VIEs in which Emera is not

the primary beneficiary.
The Company performs ongoing analysis to assess whether

it holds any VIEs or whether any
reconsideration events have arisen with respect to existing

VIEs.
To identify potential VIEs, management
reviews contractual and ownership arrangements such

as leases, long-term purchase power agreements,
tolling contracts, guarantees, jointly owned facilities and

equity investments. VIEs of which the Company
is deemed the primary beneficiary must be consolidated.

The primary beneficiary of a VIE has both the
power to direct the activities of the VIE that most significantly impacts its economic performance and the
obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to
the VIE. In circumstances where Emera has an investment

in a VIE but is not deemed the primary
beneficiary, the VIE

is accounted for using the equity method. For further

details on VIEs, refer to note 33.
Intercompany balances and transactions have been

eliminated on consolidation, except for the net profit
on certain transactions between certain non-regulated and regulated entities in accordance with
accounting standards for rate-regulated entities. The net profit on these transactions, which would be
eliminated in the absence of the accounting standards

for rate-regulated entities, is recorded in non-
regulated operating revenues. An offset is recorded

to PP&E, regulatory assets, regulated fuel for
generation and purchased power,

or OM&G, depending on the nature of the transaction.

Use of Management Estimates
Use of Management Estimates
The preparation of consolidated financial statements

in accordance with USGAAP requires management
to make estimates and assumptions. These may affect

reported amounts of assets and liabilities at the
date of the financial statements and reported amounts

of revenues and expenses during the reporting
periods. Significant areas requiring use of management

estimates relate to rate-regulated assets and
liabilities, accumulated reserve for cost of removal, pension and post-retirement benefits, unbilled
revenue, useful lives for depreciable assets, goodwill and long-lived assets impairment assessments,
income taxes, asset retirement obligations (“ARO”), and

valuation of financial instruments. Management
evaluates the Company’s estimates on an ongoing

basis based upon historical experience, current and
expected conditions and assumptions believed to be reasonable at the time the assumption is made, with
any adjustments recognized in income in the year they arise.

Regulatory Matters
Regulatory Matters
Regulatory accounting applies where rates are established

by, or subject to

approval by, an

independent
third-party regulator. Rates

are designed to recover prudently incurred costs of providing regulated
products or services and provide an opportunity for a reasonable rate of return on invested capital, as
applicable. For further detail, refer to note 7.

Foreign Currency Translation
Foreign Currency Translation

Monetary assets and liabilities denominated in foreign

currencies are converted to CAD at the rates of
exchange prevailing at the balance sheet date. The resulting differences between the translation at the
original transaction date and the balance sheet date are

included in income.
Assets and liabilities of foreign operations whose functional currency is not the Canadian dollar are
translated using exchange rates in effect at the balance

sheet date and the results of operations at the
average exchange rate in effect for the period. The

resulting exchange gains and losses on the assets
and liabilities are deferred on the balance sheet in AOCI.
The Company designates certain USD denominated debt

held in CAD functional currency companies as
hedges of net investments in USD denominated foreign

operations. The change in the carrying amount of
these investments, measured at exchange rates in effect

at the balance sheet date, is recorded in OCI.

Revenue Recognition
Revenue Recognition
Regulated Electric and Gas Revenue:
Electric and gas revenues, including energy charges, demand

charges, basic facilities charges and
clauses and riders, are recognized when obligations under the terms of a contract are satisfied, which is
when electricity and gas are delivered to customers over

time as the customer simultaneously receives
and consumes the benefits. Electric and gas revenues

are recognized on an accrual basis and include
billed and unbilled revenues. Revenues related to the

sale of electricity and gas are recognized at rates
approved by the respective regulators and recorded

based on metered usage, which occurs on a
periodic, systematic basis, generally monthly or bi-monthly.

At the end of each reporting period, electricity
and gas delivered to customers, but not billed, is estimated and corresponding unbilled revenue is
recognized. The Company’s estimate of unbilled

revenue at the end of the reporting period

is calculated
by estimating the megawatt hours (“MWh”) or therms delivered to customers at the established rates
expected to prevail in the upcoming billing cycle. This

estimate includes assumptions as to the pattern of
energy demand, weather, line

losses and inter-period changes to customer classes.
Non-regulated Revenue:
Marketing and trading margins are comprised of Emera

Energy’s corresponding purchases and sales

of
natural gas and electricity,

pipeline capacity costs and energy asset management

revenues. Revenues
are recorded when obligations under terms of the contract

are satisfied and are presented on a net basis
reflecting the nature of contractual relationships with customers and suppliers.
Energy sales are recognized when obligations under the

terms of the contracts are satisfied, which is
when electricity is delivered to customers over time.

Other non-regulated revenues are recorded when obligations

under the terms of the contract are
satisfied.
Other:
Sales, value add, and other taxes, except for gross receipts taxes discussed below,

collected by the
Company concurrent with revenue-producing activities

are excluded from revenue.

Franchise Fees and Gross Receipts
Franchise Fees and Gross Receipts
TEC and PGS recover from customers certain costs incurred,

on a dollar-for-dollar basis, through prices
approved by the Florida Public Service Commission (“FPSC”).

The amounts included in customers’ bills
for franchise fees and gross receipt taxes are included

as “Regulated electric” and “Regulated gas”
revenues in the Consolidated Statements of Income.

Franchise fees and gross receipt taxes payable by
TEC and PGS are included as an expense on the Consolidated

Statements of Income in “Provincial, state
and municipal taxes”.
NMGC is an agent in the collection and payment of franchise

fees and gross receipt taxes and is not
required by a tariff to present the amounts on

a gross basis. Therefore, NMGC’s franchise

fees and gross
receipt taxes are presented net with no line item impact

on the Consolidated Statements of Income.

PP&E
PP&E

PP&E is recorded at original cost, including AFUDC or

capitalized interest, net of contributions received in
aid of construction.
The cost of additions, including betterments and replacements of units, are included in “PP&E” on the
Consolidated Balance Sheets. When units of regulated PP&E

are replaced, renewed or retired, their cost,
plus removal or disposal costs, less salvage proceeds,

is charged to accumulated depreciation, with no
gain or loss reflected in income. Where a disposition of

non-regulated PP&E occurs, gains and losses are
included in income as the dispositions occur.
The cost of PP&E represents the original cost of materials,

contracted services, direct labour,

AFUDC for
regulated property or interest for non-regulated property,

ARO, and overhead attributable to the capital
project. Overhead includes corporate costs such as finance,

information technology and labour costs,
along with other costs related to support functions, employee benefits, insurance, procurement, and fleet
operating and maintenance. Expenditures for project development are capitalized if they are expected to
have a future economic benefit.
Normal maintenance projects and major maintenance

projects that do not increase overall life of the
related assets are expensed as incurred. When a major

maintenance project increases the life or value of
the underlying asset, the cost is capitalized.

Depreciation is determined by the straight-line method, based on the estimated remaining service lives of
the depreciable assets in each functional class of depreciable property. For some

of Emera’s rate-
regulated subsidiaries, depreciation is calculated using

the group remaining life method, which is applied
to the average investment, adjusted for anticipated costs

of removal less salvage, in functional classes of
depreciable property.

The service lives of regulated assets require

regulatory approval.
Intangible assets, which are included in “PP&E” on the Consolidated

Balance Sheets, consist primarily of
computer software and land rights. Amortization is determined by the straight-line method, based on the
estimated remaining service lives of the asset in each category.

For some of Emera’s rate-regulated
subsidiaries, amortization is calculated using the amortizable life method which is applied to the net book
value to date over the remaining life of those assets. The

service lives of regulated intangible assets
require regulatory approval.

Goodwill
Goodwill
Goodwill is calculated as the excess of the purchase price

of an acquired entity over the estimated FV of
identifiable assets acquired and liabilities assumed at the

acquisition date. Goodwill is carried at initial
cost less any write-down for impairment and is adjusted

for the impact of foreign exchange (“FX”).
Goodwill is subject to assessment for impairment at the

reporting unit level annually,

or if an event or
change in circumstances indicates that the FV of a reporting unit may be below its carrying value. When
assessing goodwill for impairment, the Company has the option of first performing a qualitative
assessment to determine whether a quantitative assessment

is necessary. In

performing a qualitative
assessment management considers, among other factors,

macroeconomic conditions, industry and
market considerations and overall financial performance.
If the Company performs a qualitative assessment and

determines it is more likely than not that its FV is
less than its carrying amount, or if the Company chooses

to bypass the qualitative assessment, a
quantitative test is performed. The quantitative test compares the FV of the reporting unit to its carrying
value, including goodwill (“carrying amount”). If the carrying amount of the reporting unit exceeds its FV,
an impairment loss is recorded. Management estimates

the FV of the reporting unit by using the income
approach, or a combination of the income and market

approach. The income approach uses a discounted
cash flow analysis which relies on management’s

best estimate of the reporting unit’s projected

cash
flows. The analysis includes an estimate of terminal values

based on these expected cash flows using a
methodology which derives a valuation using an assumed

perpetual annuity based on the reporting unit’s
residual cash flows. The discount rate used is a market participant rate based on a peer group of publicly
traded comparable companies and represents the weighted

average cost of capital of comparable
companies. For the market approach, management estimates

FV based on comparable companies and
transactions within comparable industries, or in the case

of the NMGC quantitative assessment in 2024,
transactions involving the reporting unit. Significant assumptions used in estimating the FV of a reporting
unit using an income approach include discount and growth

rates, rate case assumptions including future
cost of capital, valuation of the reporting unit’s net

operating loss (“NOL”) and projected operating

and
capital cash flows. Adverse changes in these assumptions

could result in a future material impairment of
the goodwill assigned to Emera’s reporting units.
As of December 31, 2024, Emera’s goodwill represented

the excess of the acquisition purchase price for
TECO Energy, Inc.

(TEC, PGS and NMGC reporting units) over the FV

assigned to identifiable assets
acquired and liabilities assumed. In Q3 2024, Emera entered

into an agreement to sell NMGC. As a
result, a quantitative goodwill impairment assessment

was performed on the NMGC reporting unit and the
Company recorded a goodwill impairment charge of $ 210

million ($
198

million, after-tax) or $
155

million
USD ($ 146

million USD, after-tax). The reduced NMGC goodwill

balance of $
303

million is included in the
NMGC disposal unit classified as held for sale. For further

details, refer to note 23.
In Q4 2024, a qualitative assessment was performed for

TEC given the significant excess of FV over
carrying amounts calculated during the last quantitative test in Q4 2023. Management concluded it was
more likely than not that the FV of this reporting unit exceeded its carrying amount, including goodwill. As
such, no quantitative testing was required. Given the length of time passed since the last quantitative
impairment test for the PGS reporting unit, Emera elected

to bypass a qualitative assessment and
performed a quantitative impairment assessment in Q4

2024 using a combination of the income and
market approach. This assessment estimated that the

FV of the PGS reporting unit exceeded its carrying
amount, including goodwill, and as a result, no impairment

charges were recognized.

Income Taxes and Investment Tax Credits
Income Taxes and

Investment Tax

Credits
Emera recognizes deferred income tax assets and liabilities

for the future tax consequences of events
that have been included in financial statements or income tax returns. Deferred income tax assets and
liabilities are determined based on the difference

between the carrying value of assets and liabilities on
the Consolidated Balance Sheets, and their respective

tax bases using enacted tax rates in effect

for the
year in which the differences are expected to reverse.

The effect of a change in income tax rates on
deferred income tax assets and liabilities is recognized

in earnings in the period when the change is
enacted, unless required to be offset to a regulatory

asset or liability by law or by order of the regulator.
Emera recognizes the effect of income tax positions

only when it is more likely than not that they will be
realized. Management reviews all readily available current and historical information, including forward-
looking information, and the likelihood that deferred income tax assets will be recovered from future
taxable income is assessed and assumptions are made

about the expected timing of reversal of deferred
income tax assets and liabilities. If management subsequently determines it is likely that some or all of a
deferred income tax asset will not be realized, a valuation

allowance is recorded to reflect the amount of
deferred income tax asset expected to be realized.

Generally, investment

tax credits are recorded as a reduction to income

tax expense in the current or
future periods to the extent that realization of such benefit is more likely than not. Investment tax credits
earned on regulated assets by TEC, PGS and NMGC are

deferred and amortized as required by
regulatory practices.
TEC, PGS, NMGC and BLPC collect income taxes from

customers based on current and deferred income
taxes. NSPI, NSPML and Brunswick Pipeline collect income taxes from customers based on income tax
that is currently payable, except for the deferred income taxes on certain regulatory balances specifically
prescribed by regulators. For the balance of regulated

deferred income taxes, NSPI, NSPML and
Brunswick Pipeline recognize regulatory assets or liabilities where the deferred income taxes are
expected to be recovered from or returned to customers

in future years. These regulated assets or
liabilities are grossed up using the respective income tax

rate to reflect the income tax associated with
future revenues that are required to fund these deferred

income tax liabilities, and the income tax benefits
associated with reduced revenues resulting from the realization of deferred income tax assets. GBPC is
not subject to income taxes.
Emera classifies interest and penalties associated with

unrecognized tax benefits as interest and
operating expense, respectively.

For further detail, refer to note 11.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
The Company manages its exposure to normal operating and

market risks relating to commodity prices,
FX, interest rates and share prices through contractual

protections with counterparties where practicable,
and by using financial instruments consisting mainly of

FX forwards and swaps, interest rate options and
swaps, equity derivatives, and coal, oil and gas futures,

options, forwards and swaps. In addition, the
Company has contracts for the physical purchase and sale of

natural gas. These physical and financial
contracts are classified as HFT.

Collectively, these contracts

and financial instruments are considered
derivatives.
The Company recognizes the FV of all its derivatives on

its balance sheet, except for non-financial
derivatives that meet the normal purchases and normal sales

(“NPNS”) exception. Physical contracts that
meet the NPNS exception are not recognized on the balance

sheet; these contracts are recognized in
income when they settle. A physical contract generally

qualifies for the NPNS exception if the transaction
is reasonable in relation to the Company’s business

needs, the counterparty owns or controls resources
within the proximity to allow for physical delivery,

the Company intends to receive physical delivery of the
commodity, and the

Company deems the counterparty creditworthy.

The Company continually assesses
contracts designated under the NPNS exception and will discontinue the treatment of these contracts
under this exemption if the criteria are no longer met.

Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be
proven to effectively hedge identified risk both at

the inception and over the term of the instrument.
Specifically, for cash

flow hedges, change in the FV of derivatives is deferred

to AOCI and recognized in
income in the same period the related hedged item is realized.

Where documentation or effectiveness
requirements are not met, the derivatives are recognized

at FV with any changes in FV recognized in net
income in the reporting period, unless deferred as a result

of regulatory accounting.
Derivatives entered into by NSPI, NMGC and GBPC that

are documented as economic hedges or for
which the NPNS exception has not been taken, are subject

to regulatory accounting treatment. The
change in FV of the derivatives is deferred to a regulatory

asset or liability. The

gain or loss is recognized
in the hedged item when the hedged item is settled. Management believes any gains or losses resulting
from settlement of these derivatives related to fuel for

generation and purchased power will be refunded
to or collected from customers in future rates. TEC and PGS

have no derivatives related to hedging.
Derivatives that do not meet any of the above criteria are

designated as HFT,

with changes in FV
normally recorded in net income of the period. The Company

has not elected to designate any derivatives
to be included in the HFT category where another accounting

treatment would apply.
Emera classifies gains and losses on derivatives as a component of non-regulated operating revenues,
fuel for generation and purchased power,

other expenses, inventory,

and OM&G, depending on the
nature of the item being economically hedged. Transportation capacity arising as a result of marketing
and trading derivative transactions is recognized as an asset in “Receivables and other current assets”
and amortized over the period of the transportation contract term. Cash flows from derivative activities are
presented in the same category as the item being hedged within operating activities on the Consolidated
Statements of Cash Flows. Non-hedged derivatives are included in operating cash flows on the
Consolidated Statements of Cash Flows.
Derivatives, as reflected on the Consolidated Balance

Sheets, are not offset by the FV amounts of cash
collateral with the same counterparty.

Rights to reclaim cash collateral are recognized

in “Receivables
and other current assets” and obligations to return cash

collateral are recognized in “Accounts payable”.

Lessee, Leases
Leases
The Company determines whether a contract contains

a lease at inception by evaluating whether the
contract conveys the right to control the use of an identified asset for a period of time in exchange for
consideration.

Emera has leases with independent power producers (“IPP”)

and other utilities for annual requirements to
purchase wind and hydro energy over varying contract

lengths which are classified as finance leases.
These finance leases are not recorded on the Company’s

Consolidated Balance Sheets as payments
associated with the leases are variable in nature and there

are no minimum fixed lease payments. Lease
expense associated with these leases is recorded as “Regulated fuel for generation and purchased
power” on the Consolidated Statements of Income.
Operating lease liabilities and right-of-use assets are recognized on the Consolidated Balance Sheets
based on the present value of the future minimum lease payments over the lease term at commencement
date. As most of Emera’s leases do not provide

an implicit rate, the incremental borrowing rate

at
commencement of the lease is used in determining

the present value of future lease payments. Lease
expense is recognized on a straight-line basis over the

lease term and is recorded as “OM&G” on the
Consolidated Statements of Income.

Lessor, Leases
Where the Company is the lessor,

a lease is a sales-type lease if certain criteria are met

and the
arrangement transfers control of the underlying asset

to the lessee. For arrangements where the criteria
are met due to the presence of a third-party residual value

guarantee, the lease is a direct financing
lease.

For direct finance leases, a net investment in the lease

is recorded that consists of the sum of the
minimum lease payments and residual value, net of estimated

executory costs and unearned income.
The difference between the gross investment

and the cost of the leased item is recorded as unearned
income at the inception of the lease. Unearned income

is recognized in income over the life of the lease
using a constant rate of interest equal to the internal

rate of return on the lease.

For sales-type leases, the accounting is similar to the accounting for direct finance leases however,

the
difference between the FV and the carrying value

of the leased item is recorded at lease commencement
rather than deferred over the term of the lease.

Emera has certain contractual agreements that include lease and non-lease components, which management has elected to account for as a single lease component.

Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents and Restricted Cash Cash equivalents consist of highly liquid short-term investments with original maturities of three months or less at acquisition.
Receivables
Receivables and Allowance for Credit Losses
Utility customer receivables are recorded at the invoiced

amount and do not bear interest. Standard
payment terms for electricity and gas sales are approximately

30 days. A late payment fee may be
assessed on account balances after the due date. The

Company recognizes allowances for credit losses
to reduce accounts receivable for amounts expected to

be uncollectable. Management estimates credit
losses related to accounts receivable by considering historical loss experience, customer deposits,
current events, the characteristics of existing accounts

and reasonable and supportable forecasts that
affect the collectability of the reported amount.

Provisions for credit losses on receivables are expensed
to maintain the allowance at a level considered adequate

to cover expected losses. Receivables are
written off against the allowance when they are

deemed uncollectible.

Allowance for Credit Losses
Receivables and Allowance for Credit Losses
Utility customer receivables are recorded at the invoiced

amount and do not bear interest. Standard
payment terms for electricity and gas sales are approximately

30 days. A late payment fee may be
assessed on account balances after the due date. The

Company recognizes allowances for credit losses
to reduce accounts receivable for amounts expected to

be uncollectable. Management estimates credit
losses related to accounts receivable by considering historical loss experience, customer deposits,
current events, the characteristics of existing accounts

and reasonable and supportable forecasts that
affect the collectability of the reported amount.

Provisions for credit losses on receivables are expensed
to maintain the allowance at a level considered adequate

to cover expected losses. Receivables are
written off against the allowance when they are

deemed uncollectible.

Inventory
Inventory
Fuel and materials inventories are valued at the lower

of weighted-average cost or net realizable value,
unless evidence indicates the weighted-average cost

will be recovered in future customer rates.

Asset Impairment
Asset Impairment
Long-Lived Assets:
Emera assesses whether there has been an impairment

of long-lived assets and intangibles when a
triggering event occurs, such as a significant market disruption or sale of a business.

The assessment involves comparing undiscounted expected

future cash flows to the carrying value of the
asset. When the undiscounted cash flow analysis indicates

a long-lived asset is not recoverable, the
amount of the impairment loss is determined by measuring

the excess of the carrying amount of the long-
lived asset over its estimated FV.

The Company’s assumptions relating to future

results of operations or
other recoverable amounts, are based on a combination

of historical experience, fundamental economic
analysis, observable market activity and independent market

studies. The Company’s expectations
regarding uses and holding periods of assets are based

on internal long-term budgets and projections,
which consider external factors and market forces, as

of the end of each reporting period. The
assumptions made are consistent with generally accepted

industry approaches and assumptions used for
valuation and pricing activities.
In 2024, impairment charges of $ 19

million ($
14

million after-tax) were recognized on certain assets,

$
8
million of which was included in Other income, net with $ 11 million included in Impairment charges on the
Consolidated Income Statement. No

impairment charges related to long-lived assets were recognized in
2023.

Equity Method Investments:
The carrying value of investments accounted for under

the equity method are assessed for impairment by
comparing the FV of these investments to their carrying values,

if a FV assessment was completed, or by
reviewing for the presence of impairment indicators. If

an impairment exists, and it is determined to be
other-than-temporary,

a charge is recognized in earnings equal to the

amount the carrying value exceeds
the investment’s FV. No

impairment of equity method investments was required

in either 2024 or 2023.
Financial Assets:
Equity investments, other than those accounted for under

the equity method, are measured at FV,

with
changes in FV recognized in the Consolidated Statements of Income.

Equity investments that do not
have readily determinable FV are recorded at cost minus

impairment, if any,

plus or minus changes
resulting from observable price changes in orderly transactions for the identical or similar investments.
No
impairment of financial assets was required in either

2024 or 2023.

Asset Retirement Obligations and Cost of Removal
Asset Retirement Obligations
An ARO is recognized if a legal obligation exists in connection with the future disposal or removal costs
resulting from the permanent retirement, abandonment

or sale of a long-lived asset. A legal obligation
may exist under an existing or enacted law or statute,

written or oral contract, or by legal construction
under the doctrine of promissory estoppel.
An ARO represents the FV of estimated cash flows necessary

to discharge the future obligation, using
the Company’s credit adjusted risk-free rate. The

amounts are reduced by actual expenditures incurred.
Estimated future cash flows are based on completed depreciation studies, remediation reports, prior
experience, estimated useful lives, and governmental regulatory requirements. The present value of the
liability is recorded and the carrying amount of the related long-lived asset is correspondingly increased.
The amount capitalized at inception is depreciated in the same manner as the related long-lived asset.
Over time, the liability is accreted to its estimated future value.

AROs are included in “Other long-term
liabilities” and accretion expense is included as part of

“Depreciation and amortization”. Any regulated
accretion expense not yet approved by the regulator is

recorded in “PP&E” and included in the next
depreciation study.
Some of the Company’s transmission and distribution

assets may have conditional AROs that are not
recognized in the consolidated financial statements, as

the FV of these obligations could not be
reasonably estimated, given insufficient information

to do so. A conditional ARO refers to a legal
obligation to perform an asset retirement activity in which

the timing and/or method of settlement are
conditional on a future event that may or may not be

within the control of the entity.

Management
monitors these obligations and a liability is recognized at FV in the period in which an amount can be
determined.
Cost of Removal (“COR”)
TEC, PGS, NMGC and NSPI recognize non-ARO COR

as regulatory liabilities or regulatory assets. The
non-ARO COR represent funds received from customers

through depreciation rates to cover estimated
future non-legally required COR of PP&E upon retirement. The companies accrue for COR over the life of
the related assets based on depreciation studies approved

by their respective regulators. The costs are
estimated based on historical experience and future

expectations, including expected timing and
estimated future cash outlays.

Stock-Based Compensation
Stock-Based Compensation
The Company has several stock-based compensation

plans: a common share option plan for senior
management; an employee common share purchase plan;

a deferred share unit (“DSU”) plan; a
performance share unit (“PSU”) plan; and a restricted

share unit (“RSU”) plan. The Company accounts for
its plans in accordance with the FV-based method of

accounting for stock-based compensation. Stock-
based compensation cost is measured at the grant date,

based on the calculated FV of the award, and is
recognized as an expense over the employee’s or

director’s requisite service period using the graded
vesting method. Stock-based compensation plans recognized as liabilities are initially measured at FV
and re-measured at FV at each reporting date, with the

change in liability recognized in income.

Employee Benefits
Employee Benefits
The costs of the Company’s pension and other

post-retirement benefit programs for employees are
expensed over the periods during which employees render service.

The Company recognizes the funded
status of its defined-benefit and other post-retirement plans on the balance sheet and recognizes
changes in funded status in the year the change occurs.

The Company recognizes unamortized gains
and losses and past service costs in “AOCI” or “Regulatory

assets” on the Consolidated Balance Sheets.
The components of net periodic benefit cost other than

the service cost component are included in “Other
income, net” on the Consolidated Statements of Income.

For further detail, refer to note 22.

Government Grants
Government Grants
The Company accounts for government grants by applying

a grant accounting model by analogy to
International Accounting Standards (“IAS”) 20, Accounting

for Government Grants and Disclosure of
Government Assistance. A grant relating to an asset is

reflected in the determination of the carrying
amount of the asset. A grant relating to income is presented as a deduction from the related expense it is
intended to compensate.
In 2024, the Company received an aggregate of $ 47

million (2023 – $
7

million) of government grants from
various Canadian and US government agencies towards

capital projects included in
PP&E
. The capital
projects receiving grants primarily relate to the Company’s

decarbonization and environmental
compliance initiatives. Further details on significant grant programs utilized in 2024 and 2023 are noted
below.

Natural Resources Canada (“NRCan”) Smart Renewables

& Electrification Pathways (“SREP”):
On March 27, 2024, NSPI was approved for a grant under the

NRCan SREPs to fund the construction of
three

50 MW battery storage systems in Nova Scotia.

NSPI can make claims under the grant for
33

per
cent of eligible project costs to a maximum $ 109

million. Eligible costs can be incurred until March

31,
2027. For the year-end December 31, 2024, NSPI received

$
26

million (2023 –
nil ) in funding under the
grant, which has been recorded as a reduction to the carrying amount of the project in
PP&E
.